Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 7,639	¥ 7,043	¥ 5,245
Gross amount of increases (decreases) related to positions taken during prior years	(1,132)	205	(438)
Gross amount of increases related to positions taken during the current year	585	1,080	1,748
Amount of decreases related to settlements	(2,232)	(1,633)	0
Foreign exchange translation	(94)	944	488
Total unrecognized tax benefits at end of fiscal year	¥ 4,766	¥ 7,639	¥ 7,043